Commitments and Contingencies - Additional Information (Details) - Commitment with Shanghai East Normal University Education Development Fund for Public Welfare Donation Purpose
¥ in Thousands, $ in Thousands
12 Months Ended
	Feb. 28, 2021 CNY (¥) Tranche	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)
Other Commitments [Line Items]
Funding commitments	¥ 100,000
Funding commitments recorded as accrued expenses	45,000		$ 6,952
Funding commitments obligation, due current	¥ 45,000
Funding commitments obligation period	5 years
Number of tranches for funding commitments fund | Tranche	5
First Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses						¥ 10,000
Second Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses					¥ 15,000
Third Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses				¥ 20,000
Subsequent Event | Fourth Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses		¥ 10,000